Supplemental information to the Consolidated Statement of Cash Flows- Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned (“OREO”)	$ 4	$ 5	$ 7
Change in assets of consolidated VIEs	1,990	209	134
Change in liabilities of consolidated VIEs	2,462	50	96
Change in noncontrolling interests of consolidated VIEs	$ 250	$ 50	$ 163